Income Taxes (Details)		6 Months Ended
	Dec. 31, 2022	Apr. 30, 2025
PRC Tax [Member]
Income Taxes [Line Items]
Tax rate	15.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Tax rate		16.50%